Risk and capital management	12 Months Ended
Dec. 31, 2023
Risk and capital management
Risk and capital management

Note 30. Risk and capital management

SEK has a risk framework that is well-integrated in SEK’s organization and decision-making structure. The risk framework ensures that SEK can continuously identify, measure, govern, report and exercise control over the material risks that SEK is or can be exposed to.

Risk development 2023

The market trend in 2023 was dominated by geopolitical turmoil, such as Russia’s continued war in Ukraine, the armed conflict between Hamas and Israel, the Houthi militia’s attacks on commercial ships in the Red Sea, which had a negative effect on trade flows, high inflation and raised interest rates. Inflation slowed significantly in the fourth quarter, with declining long-term interest rates and a Swedish krona that showed some signs of recovery against both the EUR and the USD. The geopolitical turmoil gives rise to concern and uncertainty regarding the sustainability of the long-term interest rate trend. The Swedish economy is in recession and the National Institute of Economic Research states in the report Swedish Economy Report December 2023 that the recession will deepen in 2024.

In 2023, SEK recorded no confirmed credit losses but provisions for expected credit losses were up significantly year-on-year mainly due to exposures in stage 3. The prevailing macroeconomic uncertainty also resulted in further provisions being made.

At the end of the year, the total capital ratio was 21.3 percent (2022: 20.6 percent), of which the Tier 1 capital ratio and the Common Equity Tier 1 ratio amounted to 21.3 percent (2022: 20.6 percent). The increase in the capital ratio primarily pertained to an increase in retained earnings.

The leverage ratio amounted to 9.3 percent (2022: 8.4 percent) at year-end. The year-on-year increase in the leverage ratio was attributable to larger Tier 1 Capital and lower total exposure.

SEK’s largest financial risks are credit risk in the amount of Skr 7.4 billion (2022: Skr 7.2 billion), market risk in the amount of Skr 1.1 billion (2022: Skr 1.5 billion) and operational risk in the amount of Skr 0.4 billion (2022: Skr 0.3 billion), in line with internally assessed capital requirements.

The Swedish National Debt Office has updated the resolution plan and the minimum requirement for own funds and eligible liabilities (MREL) for SEK. SEK has been assessed as being able to be wound up through normal insolvency proceedings without such a process leading to significant negative effects on financial stability. Accordingly, the MREL requirement has been limited to the total of SEK’s Pillar 1 and Pillar 2 requirements. The decision entails a change in the Swedish National Debt Office’s previous assessment and is the result of an in-depth review of how SEK should be managed in the event of a crisis.

Navigating the market became more difficult in 2023 due to geopolitical turmoil, and volatile interest rates and currencies. Despite this, SEK had healthy liquidity throughout the year with good capacity to manage operational and structural liquidity risk. The liquidity coverage ratio (LCR) was 494 percent (2022: 311 percent) at year-end. The net stable funding ratio (NSFR) amounted to 131 percent (2022: 119 percent) at year-end.

In the area of operational risks and specifically ICT and information security risks, the cyberthreat is deemed to have increased since Russia’s invasion of Ukraine. Due to the increasing threats, measures have been taken to strengthen SEK’s protection before, during and after a possible cyberattack. Cyberthreat landscape and security monitoring are important to detect and mitigate identified risks, threats and cyberattacks. Analyses of the security monitoring show that SEK is continuously exposed to cyberattacks and cyberthreats. The attacks and identified vulnerabilities are controlled and averted continuously and have not led to any significant incidents during the year.

Capital target

SEK’s capital target, which is one of the principal control instruments, is established by the owner at a general meeting of shareholders. The capital target is designed to ensure that SEK has sufficient capital to support its strategy and that regulatory requirements are met, even in the event of deep economic declines. In addition, SEK’s own funds must also cover the volatility that may be expected under normal conditions. The capital target for SEK’s total capital ratio shall amount to between two (2) and four (4) percentage points over the requirement communicated by the Swedish FSA. Moreover, SEK’s Common Equity Tier 1 ratio shall be in total at least four (4) percentage points above the requirement communicated by the Swedish FSA.

As part of the most recent review and evaluation process, as of September 29, 2021, the Swedish FSA informed SEK that in addition to the capital requirement pursuant to Regulation (EU) No. 575/2013 on prudential requirements, SEK should hold additional capital (Pillar 2 guidance) of 1.5 percent of the total risk exposure amount and 0.15 percent of the total exposure measure for the leverage ratio. The risk-based Pillar 2 guidance and the leverage ratio guidance can both only be met with Common Equity Tier 1 capital. Pillar 2 guidance is not a binding requirement.

On December 31, 2023, SEK’s total capital ratio requirements, including Pillar 2 guidance, and CET1 ratio requirements, including Pillar 2 guidance, amounted to 17.2 percent and 12.1 percent, respectively (year-end 2022: 16.5 percent and 11.4 percent respectively). The requirements, including Pillar 2 guidance, should be compared to a total capital ratio and CET1 ratio that amounted to 21.3 percent on December 31, 2023 (year-end 2022: 20.6 percent).

Core risk management principles

SEK’s credit granting shall be made in a responsible manner. SEK must be selective in its choice of counterparties and clients in order to ensure that it continues to receive a high credit rating. SEK only lends funds to clients who have successfully undergone SEK’s procedure for gaining understanding of the customer and its business relations under know your customer, and have a business structure that complies with SEK’s mission of promoting the Swedish export industry.

The business operations are limited to financial solutions and positions that the Company has approved and has procedures for, whose risks can be measured and evaluated and where the Company complies with international sustainability risk guidelines.

SEK’s liquidity strategy requires that the Company secures financing that, at the very least, has the same maturities as the funds that it lends. SEK uses derivatives to maintain market risk at a low level and with the aim of ensuring stable net interest income.

SEK’s risk framework

Effective risk management and control in SEK are based on a sound risk culture, effective internal processes and a well-functioning control environment. SEK emphasizes the importance of high risk awareness among personnel and an understanding of the importance of preventive risk management to keep risk exposure within the determined level. SEK has a framework for risk management (risk framework) to seek to ensure that SEK can continuously identify, measure, manage, report and have control over the significant risks to which SEK is or may be exposed. The risk framework is described in the risk policy, which is adopted each year by the Board. See the illustration below.

In addition to being specified in the form of a risk strategy, a risk policy and risk appetite, risk governance is also specified in the form of a risk culture, in instructions, and in processes and limits. These policy documents describe the risk management process and define what activities and operations are included in the risk management process, and how they should be performed. The policy documents also indicate how responsibility is structured in terms of the execution, monitoring of and compliance with risk management.

Risk appetite

The risk appetite specifies the risk measurements that, in the opinion of the Board, provide information that is sufficient for the members of the Board to be well informed about the type and scope of the Company’s risks. The risk appetite is strongly connected to the Company’s loss capacity and thus to its own funds. At least on a quarterly basis, the Board is provided with a comprehensive update of risk exposures in relation to the risk appetite. Refer also to the table Detailed risk statement, where the risk appetite by risk class is described in detail.

Risk governance

The Board of Directors has ultimate responsibility for governing and monitoring risk exposure and risk management, and for ensuring satisfactory internal control. The Board determines the overall risk governance by making decisions on such matters as risk strategy, risk policy and risk appetite. For a detailed description of the Board of Directors’ rules of procedure, refer to the Corporate Governance Report.

SEK has organized risk management in accordance with the principle of three lines of defense in the form of clear-cut separation of responsibility between the commercial and support operations that own the risks, the control functions that independently identify and monitor the risks and an internal audit function, which reviews, inter alia, the efficiency and integrity of risk management as well as the control functions; see the illustration below.

Risk management process

The Company’s risk management process encompasses: identification, measurement, management, reporting and control of those risks to which SEK is or can be exposed to. SEK’s risk management process consists of the following key elements:

Risk identification — at any given time, SEK must be aware of the risks to which it is or can be exposed. Risks are identified, in new transactions, in external changes in SEK’s operating environment or internally in, for example, products, processes, systems and through regular risk analyses. Risk identification is based on the work encompassed by daily operations as well as on established and recurring processes such as the incident management process, the risk workshop process and the New Product Approval Process (NPAP). The NPAP process shall ensure that an adequate risk and impact analysis is carried out, that risks identified in this analysis are adequately managed and that an adequate risk measurement is achieved before the introduction of new or significantly changed products, services, markets, processes and IT - systems in SEK’s operations. The same requirements apply in the event of major changes to SEK’s operations and organization due to, for example, new or amended regulations.

Risk measurement — the size of the risks is measured or assessed qualitatively as frequently as necessary. Material identified risks are taken into account by the measurement methods, which include forward-looking and backward-looking analyses. Where relevant, the analyses are complemented by expert assessments. Moreover, material risks are subject to regular stress tests using various scenarios.

Risk governance — SEK actively utilizes risk-reduction capabilities and control the development of risks over time to ensure that the business activities are kept within the established risk appetite and established limits. In addition, SEK also plans to ensure the continuity of business-critical processes and systems in the event of a crisis. Exercises and training regarding the management of situations in a crisis and/or that require crisis and/or continuity planning are performed continuously.

Reporting — SEK’s independent control functions present on a regular basis, at least quarterly, reports on the development of the Company’s significant risks to the Board, the Finance and Risk Committee (FRC) and the CEO. Risk reporting shall provide an accurate and comprehensive picture of SEK’s risk exposure.

Risk control — SEK checks and monitors capital targets, risk appetite, limits, risk management, and internal and external regulations to ensure that risk exposures are kept at an acceptable level for SEK and that the risk management is effective and appropriate. In addition, the control functions regularly test the effectiveness of internal controls in terms of their design and operational effectiveness. The test outcomes and follow-ups of any action plans are reported to the Board’s Audit Committee (AC).

Internal capital and liquidity assessment processes

The internal capital adequacy assessment process is an integral part of SEK’s strategic planning. The purposes of the internal capital adequacy assessment process are to ensure that SEK has sufficient capital to meet the regulatory requirements under both normal and stressed financial conditions and to support SEK’s credit rating. The capital kept by SEK must be sufficient in relation to the risks that SEK has, or can be exposed to. The internal capital adequacy assessment is based on SEK’s internal assessments of the risks and their development, as well as assessments of risk measurement models, risk governance and risk management. It is integrated into business planning and forms the foundation for SEK’s strategy for maintaining an adequate level of capital. Capital adequacy assessments are conducted at least for the forthcoming three-year period.

To arrive at an adequate capitalization level that also applies under stressed financial conditions, an analysis is conducted of how the capitalization is affected by stress in global financial markets, as well as of other factors that impact SEK’s business model and net risk exposure.

When SEK performs the internal capital adequacy assessment, it applies methods other than those used for the Swedish FSA’s capital requirement. The assessment is based on SEK’s internal calculation of economic capital, which captures all of the specific risks to which SEK’s operations are exposed, even risks over and above those included in the Swedish FSA’s capital requirement.

In addition to the internal capital adequacy assessment, SEK also estimates the total capital requirement as set for SEK by the Swedish FSA in its review and evaluation process. The capital adequacy assessment estimated by the Swedish FSA is a minimum requirement for SEK’s own funds.

Refer also to the information about Pillar 2 guidance in the Capital target section. In SEK’s assessment, SEK has own funds that comfortably exceed both the internally estimated need of own funds and the total capital requirement calculated by the Swedish FSA.

In addition to the internal capital adequacy assessment process, an in-depth liquidity analysis is performed. During the planning period, the liquidity requirement and its composition in terms of liquidity requirements for different currencies, among other items, are evaluated to ensure the Company has adequate liquidity to implement the business plan and meet regulatory requirements. In SEK’s assessment, the Company has liquidity that exceeds liquidity needs during the planning period.

For supplementary and expanded information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2023”, available at www.sek.se.

SEK’s risk framework

The risk framework encompasses the entire operations and is ultimately governed by SEK’s mission.

Owner

The Board

CEO, Executive

Management, CEO’s Credit

Committee

Detailed risk statement

Risk class	Risk management	Risk profile	Risk appetite

Credit risk

Credit risk is the risk of default on debt that may arise from a borrower failing to make required payments. A credit risk can be of the following types:

Credit default risk – The risk of loss arising from a debtor being unlikely to pay its loan obligations in full or the debtor is more than 90 days past due on any material credit obligation. Default risk may impact all credit-sensitive transactions, including loans, securities and derivatives.

Concentration risk – The risk associated with any single exposure or group of exposures. It may arise in the form of single-name concentration, geography or industry concentration.

Country risk – The risk of loss arising from a sovereign state freezing foreign currency payments (transfer/conversion risk) or when it defaults on its obligations (sovereign risk).

Lending must be based on in-depth knowledge of SEK’s counterparties as well as counterparties’ repayment capacity. Lending must also be aligned with SEK’s mission based on its owner instruction. SEK’s credit risks are mitigated through a risk-based selection of counterparties and managed through the use of guarantees, credit insurance, netting agreements and other types of collateral. Furthermore, SEK’s lending is guided by the use of a normative credit policy, specifying principles for risk levels and lending terms. Concentrations that occur naturally as a result of the Company’s mission are accepted, but the Company continuously works towards reducing the risk of concentration where this is possible.

ESG factors have been integrated into SEK’s internal rating method for assessing corporate counterparties.

SEK’s lending portfolio is of a high credit quality. The Company’s mission naturally entails certain concentration risks, such as geographical concentration risk in Sweden. The net risk is principally limited to counterparties with high creditworthiness, such as export credit agencies (ECAs), major Swedish exporters, banks and insurers. SEK invests its liquidity in high credit quality securities, primarily with short maturities.

Low

Liquidity risk

Liquidity risk is the risk, within a defined period of time, of the Company not being able to refinance its existing assets or being unable to meet the need for increased liquidity. Liquidity risk also includes the risk of having to borrow funds at unfavorable interest rates or needing to sell assets at unfavorable prices in order to meet payment commitments. Liquidity risk encompasses financing risk and market liquidity risk.

SEK shall have diversified funding to ensure that funding is available through maturity for all credit commitments — credits outstanding as well as agreed but undisbursed credits. The size of SEK’s liquidity investments must ensure that new lending can take place even during times of financial stress.

SEK has secured its funding for all its credit commitments, including those agreed but not yet disbursed. In addition, the size of SEK’s liquidity investments allow new lending to continue at a normal pace, even during times of stress. As a consequence of SEK having secured its funding for all its credit commitments, the remaining term to maturity for available funding is longer than the remaining term to maturity for lending.

Low

Market risk

Market risk is defined as the risk of the Company’s results, capital or value being affected in an adverse manner from changes in the financial markets, such as movements in interest rates, foreign exchange rates, basis spreads or credit spreads. Value encompasses both accounting value and economic value.

SEK conducts no active trading. The core of SEK’s market risk strategy is to borrow funds in the form of bonds which, regardless of the market risk exposures in the bonds, are hedged by being swapped to a floating interest rate. Borrowed funds are used either immediately for lending, mainly at a floating rate of interest, or swapped to a floating rate, or to ensure that SEK has sufficient liquidity. The aim is to hold assets and liabilities to maturity.

		SEK’s business model leads to exposures towards market movements, mainly to interest rates, basis spreads, credit spreads and foreign exchange rates.	Low

Risk class	Risk management	Risk profile	Risk appetite

Operational risk

Operational risk is the risk of losses stemming from inadequate or failed internal processes, people and systems or from external events. Operational risk includes legal risks, Information and communications technology (“ICT”) and information security risks.

SEK manages the operational risk on an ongoing basis through mainly efficient internal control procedures, performing risk analysis before changes, focus on continuous improvements and business continuity management. Costs to reduce risk exposures must be in proportion to the effect that such measures have.

		Operational risks arise in all parts of the business. The vast majority of incidents that have occurred are minor events that are rectified promptly within each function.	Low
Compliance risk Compliance risk is the risk of failure to meet obligations pursuant on the one hand to legislation, ordinances and other regulations, and on the other hand, to internal rules.

SEK works continuously to develop tools and knowledge to help identify the Company’s compliance risks. The Company analyses and monitors compliance risks with the intention of continuously reducing the risk of non-compliance with regulations.

		SEK’s operations lead to exposure to the risk of failing to comply with current regulatory requirements and ordinances in markets in which the Company operates.	Low

Business and strategic risk

Business risk is the risk of an unexpected decline in revenues as a result of a reduction in volumes (for example due to competitive conditions) and/or pressure on margins.Strategic risk is defined as the risk of lower revenues resulting from strategic initiatives that fail to achieve the pursued results, inefficient organizational changes,improper implementation of decisions,unwanted effects from outsourcing,or the lack of adequate response to changes in the regulatory and business environment. Strategic risk focuses on large scale and structural risk factors.

SEK’s executive management is responsible for identifying and managing the strategic risks, monitoring the external business environment and developments in the markets in which SEK conducts operations and for proposing the strategic direction to the Board.

SEK’s strategic risks mainly arise through changes in the external operating environment, such as market conditions, which could result in limited lending opportunities for SEK, and regulatory reforms from two perspectives: (1) the impact of these reforms on SEK’s business model; and (2) the requirements on the organization resulting from increased regulatory complexity.

Low to moderate

Risk class	Risk management	Risk profile	Risk appetite

Sustainability risk and ESG factors

Sustainability risk is the risk that SEK’s lending operations or liquidity investments have a negative direct or indirect effect in the areas of ethics, anti-corruption, environment and climate, human rights or labor conditions (impact-out). Human rights include the rights of the child, labor conditions include gender equality and diversity, and ethics include tax transparency.

ESG factors are environmental, social and governance-related factors that could potentially have a positive or negative effect on the financial position or solvency of SEK’s counterparties and, ultimately, on SEK’s financial risks (impact-in).

Sustainability risks are managed according to a risk-based approach. Sustainability risks are identified and assessed at transaction-, counterparty- and country-level. In the event of elevated sustainability risk, an in-depth sustainability review is conducted that assesses the capacity of the counterparty to manage the identified risks and whether the transaction is within SEK’s risk appetite over the term of the credit. Through various risk drivers and micro- and macroeconomic transmission channels, E, S and G factors can impact SEK’s financial risk classes. The current impact is assessed as mainly affecting credit risk where it is taken into consideration within the credit risk management process.

SEK is indirectly exposed to sustainability risks in connection to its lending activities. A high inherent risk may arise when financing large projects or businesses in countries and/or sectors with high sustainability risk. Countries are assessed according to the risk of corruption, negative impact on human rights, including labor conditions, and the risk of money laundering, terrorist financing and tax jurisdiction. SEK can finance businesses with high emissions provided that they are assessed as contributing positively to the climate transition over time.

Low to moderate